Schedule of Weighted Average Assumptions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.05%
Expected life	3 years
Expected volatility	175.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per share	$ 0.22	$ 0.24
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		33.00%
Expected life		3 years
Expected volatility		245.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		79.00%
Expected life		5 years
Expected volatility		257.00%